Related parties (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Details of Balances [Abstract]
Total non-current payables with related parties	$ 6,499		$ 17,115
Transactions With Related Party [Abstract]
Financial income	6,413	$ 2,853
Financial expenses	(289,439)	(310,233)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Total current payables with related parties	18,700		35,600
Algonquin [Member]
Details of Balances [Abstract]
Total current payables with related parties	1,900		5,400
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Compensation received in lieu of dividends	2,000		5,500
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Total current receivables with related parties	17,900		4,000
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties	22,942		13,350
Total non-current receivables with related parties	6,264		21,355
Total current payables with related parties	14,238		23,979
Total non-current payables with related parties	6,499		17,115
Related Parties [Member] | Credit Payables [Member]
Details of Balances [Abstract]
Total current payables with related parties	14,238		23,979
Total non-current payables with related parties	6,499		17,115
Related Parties [Member] | Credit Receivables [Member]
Details of Balances [Abstract]
Total current receivables with related parties	22,942		13,350
Total non-current receivables with related parties	6,264		$ 21,355
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Financial income	1,493	391
Financial expenses	$ (119)	$ (150)